ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Schedule of accounts receivable

	December 31, 2021	December 31, 2020
	$	$
Accounts receivable	699,555	432,309
Less: Allowance for doubtful accounts	–	–
Total	699,555	432,309